Acquisition of Real Estate (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Dec. 31, 2014	Jul. 08, 2014 acre sqft	Jun. 30, 2014 sqft acre
Chicago Facility [Member]
Business Acquisition [Line Items]
Aggregate costs related to acquisition		$ 18.0
Acres of real estate property		30
Area of facility	400,000	317,000
Chicago Facility [Member] | Raised Floor With Twelve Mw Gross Power [Member]
Business Acquisition [Line Items]
Area of facility	215,000	133,000
Capacity of the plant	37	24
Princeton Facility [Member]
Business Acquisition [Line Items]
Aggregate costs related to acquisition			$ 73.3
Acres of real estate property			194
Area of facility			560,000
Lease Period	10 years
Lease Renewal Period	15 years
Princeton Facility [Member] | Raised Floor With Twelve Mw Gross Power [Member]
Business Acquisition [Line Items]
Area of facility			58,000
Capacity of the plant			12